Revenue Recognition (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Revenue Recognition [Abstract]
Schedule of Revenue by Product Category	The following table presents the Company’s revenue by product category for the six months ended June 30, 2024 and 2023:
	For the Six Months Ended June 30,
	2024	2023
Training	$267,827	$291,464
Product supplies	769,237	629,456
Equipment	102,060	109,740
Patient procedures	471,259	116,897
Total revenue	$1,610,363	$1,147,557

The following table presents the Company’s revenue by product category for the years ended December 31, 2023 and 2022:
	For the Years Ended December 31,
	2023	2022
Training	$599,425	$279,404
Product supplies	1,329,159	866,104
Equipment	162,370	163,460
Patient procedures	318,999	221,255
Total revenue	$2,409,953	$1,530,223

Schedule of Revenues, Cost of Revenues, Gross Profits, Assets and Net Profit (Loss)	Listed below are the revenues, cost of revenues, gross profits, assets and net profit (loss) by Company:
	For the Six Months Ended
	June 30, 2024
	Global Stem	Meso
	Cells Group	Numismatics	Total
Revenue	$1,610,363	$-	$1,639,863
Cost of revenue	514,488	-	514,488
Gross profit	$1,095,875	$-	$1,125,375
Gross Profit %	68.05%	0.00%	68.63%

Assets	$1,168,726	$1,910,860	$3,079,586
Net profit (loss)	$(104,647)	$(3,932,993)	$(4,037,640)
Listed below are the revenues, cost of revenues, gross profits, assets and net loss by Company:
	For the Year Ended
	December 31, 2023
	Global Stem	Meso
	Cells Group	Numismatics	Total
Revenue	$2,409,953	$-	$2,409,953
Cost of revenue	734,285	-	734,285
Gross profit	$1,675,668	$-	$1,675,668
Gross Profit %	69.53%	0.00%	69.53%

Assets	$908,171	$1,970,932	$2,879,103
Net loss	$(323,109)	$(9,490,557)	$(9,813,666)